dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended				6 Months Ended
	Jul. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Dividends per share
Dividends per share	$ 0.1875	$ 0.4184	$ 0.4184	$ 0.4163	$ 0.4023	$ 0.8368	$ 0.8186
Dividends declared		$ 659	$ 653	$ 634	$ 610	$ 1,312	$ 1,244
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)						5.00%
Dividend reinvestment in common shares		$ 201		$ 212		$ 405	$ 403